DERIVATIVES AND HEDGING:	12 Months Ended
Dec. 31, 2021
DERIVATIVES AND HEDGING:
DERIVATIVES AND HEDGING:

NOTE 12 – DERIVATIVES AND HEDGING:

During 2021, we entered into forward contracts to hedge certain forecasted payroll payments denominated in NIS, against exchange rate fluctuations of the U.S. dollar for a period of up to twelve months. We record the cash flows associated with these derivatives under operating activities. Forward contracts are designated as cash flow hedges, as defined by ASC Topic 815, and are all highly effective.

We had outstanding contracts designated as hedging instruments in the aggregate notional amount of approximately $31 million as of December 31, 2021. The fair value of our outstanding contracts amounted to an asset of $562 thousand as of December 31, 2021. The foreign exchange forward contracts will expire throughout 2022. This asset was recorded under other current assets.

As of December 31, 2021, we expect to reclassify all of our unrealized gains and losses from accumulated other comprehensive income to earnings during the next twelve months.